FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Warrants liability

As of December 31, 2021, there were 15,562,500 public and private warrants outstanding. The warrants entitle the holder to purchase one Class A ordinary share of REE Automotive Ltd at an exercise price of $11.50 per share. Until warrant holders acquire the Company’s Class A ordinary shares upon exercise of such warrants, they will have no rights with respect to the Company’s ordinary shares. The warrants will expire on July 22, 2026, five years after the Merger closing date, or earlier upon redemption or liquidation in accordance with their terms.

Public Shareholders’ Warrants

Each whole warrant will entitle the registered holder to purchase one share of Class A Ordinary Shares. No fractional warrants will be issued and only whole warrants will trade. The Company is not obligated to deliver any Class A Ordinary Shares pursuant to the exercise of a warrant and will have no obligation to settle such warrant exercise unless a registration statement under the Securities Act with respect to the Class A Ordinary Shares underlying the warrants is then effective and a prospectus relating thereto is current. No warrant will be exercisable and the Company will not be obligated to issue a share of Class A Ordinary Shares upon exercise of a warrant unless the share of Class A Ordinary Shares issuable upon such warrant exercise has been registered, qualified or deemed to be exempt under the securities laws of the state of residence of the registered holder of the warrants. In no event is the Company required to net cash settle any warrant. During any period if the Company has failed to maintain an effective registration statement, warrant holders will be able to, until such time there is an effective registration statement, exercise their warrants on a “cashless basis.”

Once the warrants become exercisable, the Company may call the warrants for redemption:
•in whole and not in part;
•at a price of $0.01 per warrant;
•upon not less than 30 days’ prior written notice of redemption (the “30-day redemption period”) to each warrant holder; and
• if, and only if, the closing price of the common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending three business days before the Company sends to the notice of redemption to the warrant holders.

If and when the warrants become redeemable by the Company, it may exercise its redemption right even if the Company is unable to register or qualify the underlying securities for sale under all applicable state securities laws.

If the Company calls the warrants for redemption for cash the Company’s management will have the option to require any holder that wishes to exercise his, her or its warrant to do so on a “cashless basis.” If the Company’s management takes advantage of this option, all holders of warrants would pay the exercise price by surrendering their warrants for that number of shares of Class A Ordinary Shares equal to the quotient obtained by dividing (x) the product of the number of Class A Ordinary Shares underlying the warrants, multiplied by the excess of the “fair market value” of Class A Ordinary Shares over the exercise price of the warrants by (y) the fair market value. The “fair market value” will mean the average closing price of the Class A Ordinary Shares for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of warrants.
NOTE 12. FAIR VALUE MEASUREMENTS (cont.)

Private Shareholders’ Warrants

The private warrants are identical to the public warrants except that the private warrants and the shares of ordinary shares issuable upon the exercise of the private placement warrants were only able to be transferable, assignable or saleable 30 days after the consummation of the Merger. The private warrants (including the Class A Ordinary Shares issuable upon exercise of the private placement warrants) will be exercisable for cash or on a cashless basis, at the holder’s option.

If holders of the private placement warrants elect to exercise them on a cashless basis, they would pay the exercise price by surrendering his, her or its warrants for that number of shares of Class A Ordinary Shares equal to the quotient obtained by dividing (x) the product of the number of shares of Class A Ordinary Shares underlying the warrants, multiplied by the excess of the “fair market value” of Class A Ordinary Shares over the exercise price of the warrants by (y) the fair market value. The “fair market value” means the average closing price of the Class A Ordinary Shares for the 10 trading days ending on the third trading day prior to the date on which the notice of warrant exercise is sent to the transfer agent.

Fair value of warrants liability
The Company measures and reports its private and public warrants at fair value. The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date.
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2021	July 22, 2021 (1)
Liabilities:
Warrant Liability – Public Warrants	1	$10,364	$16,603
Warrant Liability – Private Warrants	3	$10,670	$15,455
(1) In July 2021, the Company assumed public and private warrants as part of its merger with 10X Capital

The fair value of the Public Warrants are determined with reference to the prevailing market price for warrants that are trading on the Nasdaq under the ticker REEAW.
The Private warrants were valued using a Modified Black Scholes Option Pricing Model, which is considered to be a Level 3 fair value measurement. The Modified Black Scholes model’s primary unobservable input utilized in determining the fair value of the Private warrants is the expected volatility of the Class A ordinary shares. The expected volatility was implied from the Company’s own Public Warrant pricing.
There were no transfers in or out of Level 3 from other levels in the fair value hierarchy.
NOTE 12. FAIR VALUE MEASUREMENTS (cont.)

The following table provides quantitative information regarding Level 3 fair value measurements:

	December 31, 2021	July 22, 2021 (1)
Share price	$5.55	$9.85
Strike price	$11.50	$11.50
Term (in years)	4.6	5.0
Volatility	65.0%	37.5%
Risk-free rate	1.2%	0.7%
Dividend yield	0.0%	0.0%
(1) In July 2021, the Company assumed public and private warrants as part of its merger with 10X Capital
The following table presents the changes in the fair value of Level 3 warrant liabilities:

Private Placement
Fair value as of July 23, 2021	$15,455
Change in fair value	(4,785)
Fair value as of December 31, 2021	$10,670